CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 0	$ 7,647
Restricted cash	720	6,831
Accounts receivable, net	180,452	163,225
Inventories:
Raw materials	161,226	136,201
Finished goods	126,079	106,979
Total inventories	287,305	243,180
Refundable income taxes	2,235	7,521
Deferred income taxes	6,866	9,212
Other current assets	18,820	15,557
TOTAL CURRENT ASSETS	496,398	453,173
DEFERRED INCOME TAXES	1,365	1,759
OTHER ASSETS	12,087	14,583
GOODWILL	160,146	159,316
INDEFINITE-LIVED INTANGIBLE ASSETS	2,340	2,340
OTHER INTANGIBLE ASSETS, NET	7,241	8,101
PROPERTY, PLANT AND EQUIPMENT:
Land and improvements	115,155	108,545
Building and improvements	173,641	165,307
Machinery and equipment	260,807	239,175
Furniture and fixtures	23,233	23,750
Construction in progress	5,866	6,818
PROPERTY, PLANT AND EQUIPMENT, GROSS	578,702	543,595
Less accumulated depreciation and amortization	(341,292)	(322,327)
PROPERTY, PLANT AND EQUIPMENT, NET	237,410	221,268
TOTAL ASSETS	916,987	860,540
CURRENT LIABILITIES:
Cash overdraft	1,079	0
Accounts payable	72,918	66,054
Accrued liabilities:
Compensation and benefits	45,018	34,728
Other	20,084	14,002
TOTAL CURRENT LIABILITIES	139,099	114,784
LONG-TERM DEBT	84,700	95,790
DEFERRED INCOME TAXES	26,788	24,930
OTHER LIABILITIES	16,666	17,511
TOTAL LIABILITIES	267,253	253,015
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none	0	0
Common stock, no par value; shares authorized 40,000,000; issued and outstanding, 19,948,270 and 19,799,606	19,948	19,800
Additional paid-in capital	156,129	149,805
Retained earnings	461,812	426,887
Accumulated other comprehensive earnings	3,466	4,258
Employee stock notes receivable	(732)	(982)
Total controlling interest shareholders' equity	640,623	599,768
Noncontrolling interest	9,111	7,757
TOTAL SHAREHOLDERS' EQUITY	649,734	607,525
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 916,987	$ 860,540